NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Money Market Fund

Supplement dated August 26, 2008
to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

In the “Dividends and Distributions” section on page 12, the first paragraph is deleted and replaced with the following:

The Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes. The Fund declares dividends daily and distributes them each month in the form of additional shares of the Fund. Any net realized capital gains of the Fund will be declared and paid to shareholders at least annually. The Fund automatically reinvests any capital gains. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Money Market Fund II

Supplement dated August 26, 2008
to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

In the “Dividends and Distributions” section on page 10, the first paragraph is deleted and replaced with the following:

The Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes. The Fund declares dividends daily and distributes them each month in the form of additional shares of the Fund. Any net realized capital gains of the Fund will be declared and paid to shareholders at least annually. The Fund automatically reinvests any capital gains. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE